Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Customer A [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	26.00%		81.00%			[1]
Customer A [Member] | Trade receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.00%		49.00%
Customer B [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	26.00%			[1]		[1]
Customer B [Member] | Trade receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.00%			[1]
Customer C [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	25.00%			[1]		[1]
Customer C [Member] | Trade receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.00%			[1]
Customer D [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.00%			[1]		[1]
Customer D [Member] | Trade receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.00%			[1]
Customer E [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		[1]	14.00%			[1]
Customer E [Member] | Trade receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%		41.00%
Customer F [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		[1]		[1]	22.00%
Customer G [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		[1]		[1]	20.00%
Customer H [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		[1]		[1]	15.00%
Customer I [Member] | Net sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		[1]		[1]	13.00%

[1]	less than 10%